UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2016 Unaudited

	Principal Amount	Value

Asset-Backed Securities—11.7%

Auto Loan—9.6%

American Credit Acceptance Receivables Trust:
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	$938,460	$938,925
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	346,215	346,246
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	2,595,642	2,588,409
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	995,000	990,107
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	2,690,000	2,664,545
Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	2,825,000	2,793,821
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	2,950,000	2,937,421

AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	1,295,000	1,299,422
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	1,305,000	1,315,622
Series 2012-5, Cl. D, 2.35%, 12/10/18	795,000	796,828
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	1,845,000	1,859,970
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,065,000	1,079,351
Series 2014-1, Cl. E, 3.58%, 8/9/21	675,000	677,287
Series 2014-2, Cl. E, 3.37%, 11/8/21	2,980,000	2,959,543
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,428,197
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	2,012,986
Series 2014-4, Cl. D, 3.07%, 11/9/20	4,645,000	4,690,539
Series 2015-2, Cl. D, 3.00%, 6/8/21	480,000	484,222
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,440,000	1,461,198

California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,230,000	1,246,527
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	452,888
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	708,769

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,085,000	1,087,868
Series 2013-4, Cl. D, 3.22%, 5/20/19	560,000	562,441
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	628,335
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,005,000	1,011,802
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,160,000	1,165,815
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,380,000	2,347,022

CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	1,917,541	1,924,595
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	98,652	98,573
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	871,149	866,480

CarMax Auto Owner Trust:
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,556,735
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	750,340
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,440,000	1,439,961
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,901,718

CPS Auto Receivables Trust:
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	486,343	485,122
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	683,900	682,957

CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	158,973	158,772

Credit Acceptance Auto Loan Trust:
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,085,000	1,081,604
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,015,000	1,015,554

1      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

Drive Auto Receivables Trust:
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	$2,210,000	$2,209,085
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,260,000	2,281,163
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	1,550,000	1,548,771

DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	740,895	745,909
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,223,047	2,245,493
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	1,900,000	1,917,475
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,836,364
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,405,000	1,419,551
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,230,000	1,222,332
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	2,540,000	2,535,615

Exeter Automobile Receivables Trust:
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,161,401	1,161,445
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,234,379
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	50,226	50,190
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	625,000	628,442

First Investors Auto Owner Trust:
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	2,885,000	2,902,806
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	888,899
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	4,000,000	3,977,639
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,555,000	2,524,687

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	258,762	257,925
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	796,782	792,504

GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D, 3.01%, 3/20/20	1,680,000	1,663,605

GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	362,838	362,514

Navistar Financial Dealer Note Master Trust, Series 2014-1, Cl. D, 2.746%, 10/25/19[1,2]	815,000	808,564

Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. D, 3.92%, 1/15/20	3,595,000	3,681,171
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,470,906
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,223,000	2,252,318
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,145,000	2,204,975
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	998,025
Series 2014-2, Cl. D, 2.76%, 2/18/20	2,680,000	2,704,569
Series 2014-4, Cl. D, 3.10%, 11/16/20	4,240,000	4,297,831
Series 2015-1, Cl. C, 2.57%, 4/15/21	3,000,000	3,026,576
Series 2015-1, Cl. D, 3.24%, 4/15/21	710,000	719,800
Series 2015-2, Cl. C, 2.44%, 4/15/21	2,720,000	2,740,082
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	2,048,182
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,659,056
Series 2015-5, Cl. C, 2.74%, 12/15/21	1,840,000	1,857,246
Series 2016-2, Cl. D, 3.39%, 4/15/22	1,055,000	1,062,825

SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	301,118	301,331
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	732,794

2      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Auto Loan (Continued)

TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	$595,000	$590,456
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,212,190

United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	1,565,000	1,532,121

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	860,000	857,723
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,070,000	1,048,482
Series 2015-1A, Cl. C, 2.29%, 11/16/20[1]	185,000	183,005
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,650,000	1,630,618

		135,526,156

Credit Card—1.9%

American Express Credit Account Master Trust:
Series 2014-2, Cl. A, 1.26%, 1/15/20	709,000	710,907
Series 2014-3, Cl. A, 1.49%, 4/15/20	590,000	593,108

Capital One Multi-Asset Execution Trust:
Series 2014-A2, Cl. A2, 1.26%, 1/15/20	4,284,000	4,292,548
Series 2014-A5, Cl. A5, 1.48%, 7/15/20	5,785,000	5,814,691

Chase Issuance Trust:
Series 2007-A3, Cl. A3, 5.23%, 4/15/19	895,000	921,853
Series 2014-A1, Cl. A1, 1.15%, 1/15/19	5,440,000	5,447,021
Series 2014-A6, Cl. A6, 1.26%, 7/15/19	3,395,000	3,403,261

Discover Card Execution Note Trust, Series 2014-A5, Cl. A, 1.39%, 4/15/20	5,225,000	5,247,577

		26,430,966

Equipment—0.1%

Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 11.044%, 2/25/32[3]	3,925,683	355,388

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	596,193	562,940

		918,328

Loans: Other—0.1%

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,352,821	2,272,492

Total Asset-Backed Securities (Cost $164,822,615)		165,147,942

Mortgage-Backed Obligations—31.5%

Government Agency—19.4%

FHLMC/FNMA/FHLB/Sponsored—17.3%

Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	17,646	18,110
5.00%, 7/1/33-6/1/34	769,929	855,841
5.50%, 9/1/39	2,345,106	2,617,302
6.00%, 1/1/22-7/1/24	780,829	884,628
6.50%, 4/1/18-4/1/34	354,241	399,071
7.00%, 8/1/16-3/1/35	1,724,340	2,057,683
7.50%, 1/1/32-2/1/32	1,127,435	1,353,172

3      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
9.00%, 8/1/22-5/1/25	$20,743	$22,685

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 6.876%, 2/1/28[3]	64,890	11,811
Series 205, Cl. IO, 14.042%, 9/1/29[3]	477,815	113,481
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	165,611	45,890
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	170,501	30,973

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	8,279	9,056
Series 1644, Cl. S, 2.128%, 12/15/23[2]	2,050,801	2,114,000
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,078,298	1,195,783
Series 2116, Cl. ZA, 6.00%, 1/15/29	572,252	653,800
Series 2148, Cl. ZA, 6.00%, 4/15/29	846,269	969,354
Series 2220, Cl. PD, 8.00%, 3/15/30	73,650	86,328
Series 2326, Cl. ZP, 6.50%, 6/15/31	123,385	137,509
Series 2344, Cl. FP, 1.384%, 8/15/31[2]	156,485	160,581
Series 2368, Cl. PR, 6.50%, 10/15/31	420,749	468,857
Series 2427, Cl. ZM, 6.50%, 3/15/32	415,173	476,026
Series 2451, Cl. FD, 1.434%, 3/15/32[2]	98,090	100,873
Series 2461, Cl. PZ, 6.50%, 6/15/32	233,488	275,554
Series 2464, Cl. FI, 1.434%, 2/15/32[2]	98,327	100,586
Series 2465, Cl. PG, 6.50%, 6/15/32	328,251	382,754
Series 2470, Cl. LF, 1.434%, 2/15/32[2]	98,616	100,881
Series 2517, Cl. GF, 1.434%, 2/15/32[2]	78,154	79,949
Series 2551, Cl. LF, 0.934%, 1/15/33[2]	10,279	10,370
Series 2668, Cl. AZ, 4.00%, 9/15/18	89,333	91,265
Series 3015, Cl. GM, 5.00%, 8/15/35	4,749,084	5,251,077
Series 3848, Cl. WL, 4.00%, 4/15/40	741,118	774,736
Series 3917, Cl. BA, 4.00%, 6/15/38	590,724	617,853

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 45.211%, 7/17/28[3]	103,316	18,579
Series 2079, Cl. S, 0.00%, 7/17/28[3,4]	180,954	35,036
Series 2122, Cl. S, 31.852%, 2/15/29[3]	548,253	118,961
Series 2304, Cl. SK, 40.135%, 6/15/29[3]	544,259	119,768
Series 2493, Cl. S, 45.209%, 9/15/29[3]	141,375	35,330
Series 2526, Cl. SE, 29.639%, 6/15/29[3]	211,687	46,461
Series 2795, Cl. SH, 4.126%, 3/15/24[3]	1,544,862	187,422
Series 2920, Cl. S, 51.757%, 1/15/35[3]	1,372,132	254,388
Series 2922, Cl. SE, 6.279%, 2/15/35[3]	309,709	56,140
Series 2981, Cl. AS, 0.194%, 5/15/35[3]	1,248,893	246,067
Series 3004, Cl. SB, 99.999%, 7/15/35[3]	1,705,440	256,170
Series 3201, Cl. SG, 3.762%, 8/15/36[3]	806,676	162,140
Series 3397, Cl. GS, 14.907%, 12/15/37[3]	195,124	39,485
Series 3424, Cl. EI, 9.568%, 4/15/38[3]	136,264	17,149
Series 3450, Cl. BI, 10.23%, 5/15/38[3]	2,256,642	376,411
Series 3606, Cl. SN, 2.212%, 12/15/39[3]	478,537	91,655
Series 3659, Cl. IE, 0.00%, 3/15/19[3,4]	1,051,779	47,590
Series 3685, Cl. EI, 0.00%, 3/15/19[3,4]	606,978	20,773

4      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn.:
2.50%, 6/1/31[5]	$133,850,000	$137,227,615
3.50%, 6/1/46[5]	39,225,000	41,048,348
4.00%, 6/1/46[5]	15,000	16,014
4.50%, 6/1/31[5]	1,925,000	1,976,885

Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	1,768,182	1,828,503
5.00%, 12/1/17-6/1/22	2,447,941	2,524,604
5.50%, 2/1/35-5/1/36	698,142	790,803
6.00%, 6/1/30-3/1/37	5,341,132	6,139,984
6.50%, 6/1/17-1/1/34	4,129,129	4,758,086
7.00%, 11/1/17-11/1/35	3,405,617	4,042,431
7.50%, 2/1/27-8/1/33	2,876,215	3,421,875
8.00%, 12/1/22	10,647	12,305
8.50%, 7/1/32	22,358	24,414

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 37.163%, 5/25/23[3]	365,798	68,406
Series 252, Cl. 2, 37.777%, 11/25/23[3]	188,416	35,187
Series 303, Cl. IO, 40.704%, 11/25/29[3]	1,800,598	477,267
Series 319, Cl. 2, 20.723%, 2/25/32[3]	318,757	70,580
Series 321, Cl. 2, 7.00%, 4/25/32[3]	464,604	105,066
Series 324, Cl. 2, 2.10%, 7/25/32[3]	205,342	42,991
Series 328, Cl. 2, 0.00%, 12/25/32[3,4]	1,181,125	211,430
Series 334, Cl. 12, 0.00%, 3/25/33[3,4]	679,440	155,038
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	547,717	110,582
Series 351, Cl. 10, 14.456%, 4/25/34[3]	467,729	95,336
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	442,362	90,088
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	320,326	60,412
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	157,446	30,251
Series 362, Cl. 13, 1.798%, 8/25/35[3]	290,153	59,824
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	401,236	75,081

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.597%, 9/25/32[6]	84,513	77,449

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	1,109,462	1,241,695
Series 1993-87, Cl. Z, 6.50%, 6/25/23	319,194	350,388
Series 1999-54, Cl. LH, 6.50%, 11/25/29	228,785	265,246
Series 2002-29, Cl. F, 1.446%, 4/25/32[2]	106,783	109,307
Series 2002-64, Cl. FJ, 1.446%, 4/25/32[2]	32,870	33,647
Series 2002-68, Cl. FH, 0.936%, 10/18/32[2]	64,610	65,432
Series 2003-112, Cl. AN, 4.00%, 11/25/18	216,714	221,125
Series 2003-116, Cl. FA, 0.846%, 11/25/33[2]	118,294	119,076
Series 2003-130, Cl. CS, 13.208%, 12/25/33[2]	126,947	142,189
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,693,405
Series 2006-11, Cl. PS, 22.931%, 3/25/36[2]	204,924	321,560
Series 2006-46, Cl. SW, 22.564%, 6/25/36[2]	128,039	178,584
Series 2006-50, Cl. KS, 22.565%, 6/25/36[2]	264,931	399,915
Series 2006-50, Cl. SK, 22.565%, 6/25/36[2]	628,703	966,150
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,348,340

5      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2010-43, Cl. KG, 3.00%, 1/25/21	$279,733	$285,179
Series 2011-15, Cl. DA, 4.00%, 3/25/41	418,319	438,128
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,113,829	1,214,906
Series 2011-88, Cl. AB, 2.50%, 9/25/26	393,109	397,704
Series 2012-20, Cl. FD, 0.846%, 3/25/42[2]	310,398	311,986

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 27.467%, 11/18/31[3]	396,322	83,845
Series 2001-63, Cl. SD, 27.838%, 12/18/31[3]	155,942	30,970
Series 2001-68, Cl. SC, 19.922%, 11/25/31[3]	102,591	21,134
Series 2001-81, Cl. S, 25.549%, 1/25/32[3]	105,762	24,555
Series 2002-28, Cl. SA, 34.50%, 4/25/32[3]	100,947	22,242
Series 2002-38, Cl. SO, 43.954%, 4/25/32[3]	178,464	34,788
Series 2002-39, Cl. SD, 35.371%, 3/18/32[3]	188,619	42,671
Series 2002-41, Cl. S, 54.419%, 7/25/32[3]	676,711	148,785
Series 2002-48, Cl. S, 30.404%, 7/25/32[3]	163,384	36,817
Series 2002-52, Cl. SD, 34.118%, 9/25/32[3]	168,941	39,252
Series 2002-52, Cl. SL, 32.823%, 9/25/32[3]	103,321	22,968
Series 2002-53, Cl. SK, 34.505%, 4/25/32[3]	117,655	27,779
Series 2002-56, Cl. SN, 32.136%, 7/25/32[3]	223,252	49,512
Series 2002-77, Cl. IS, 39.802%, 12/18/32[3]	304,050	67,871
Series 2002-77, Cl. SH, 35.109%, 12/18/32[3]	147,160	32,610
Series 2002-9, Cl. MS, 26.734%, 3/25/32[3]	164,906	37,213
Series 2003-25, Cl. IK, 22.778%, 4/25/33[3]	2,697,407	521,664
Series 2003-33, Cl. SP, 30.654%, 5/25/33[3]	376,157	81,343
Series 2003-4, Cl. S, 30.323%, 2/25/33[3]	225,790	52,492
Series 2005-12, Cl. SC, 8.323%, 3/25/35[3]	146,146	26,060
Series 2005-14, Cl. SE, 37.223%, 3/25/35[3]	1,135,135	216,830
Series 2005-40, Cl. SB, 50.524%, 5/25/35[3]	840,296	142,566
Series 2005-52, Cl. JH, 2.684%, 5/25/35[3]	526,779	96,279
Series 2005-6, Cl. SE, 15.196%, 2/25/35[3]	1,908,496	363,511
Series 2007-88, Cl. XI, 27.746%, 6/25/37[3]	518,650	91,928
Series 2008-55, Cl. SA, 7.846%, 7/25/38[3]	266,982	31,586
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	233,059	8,569
Series 2010-95, Cl. DI, 0.00%, 11/25/20[3,4]	1,460,333	70,395
Series 2011-96, Cl. SA, 5.185%, 10/25/41[3]	1,099,564	189,271
Series 2012-134, Cl. SA, 8.69%, 12/25/42[3]	2,372,044	578,813
Series 2012-40, Cl. PI, 0.00%, 4/25/41[3,4]	1,474,181	188,028
Series 2013-2, Cl. IA, 2.64%, 2/25/43[3]	741,550	145,935

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 0%, 6/15/25[3,4]	2,746,380	63,214

		245,869,677

GNMA/Guaranteed—2.1%

Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	16,365	18,724
7.00%, 1/15/28-8/15/28	156,442	172,868
7.50%, 2/15/22-11/15/26	107,318	112,409

6      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

GNMA/Guaranteed (Continued)

Government National Mortgage Assn. I Pool: (Continued)
8.00%, 9/15/16-8/15/28	$24,074	$24,569
8.50%, 8/15/17-12/15/17	13,595	13,807
9.50%, 7/15/18-12/15/19	2,040	2,050
10.00%, 8/15/17-8/15/19	15,828	15,909
10.50%, 9/15/17-12/15/20	19,645	19,752

Government National Mortgage Assn. II Pool:
1.75%, 4/20/17[2]	884	887
4.00%, 6/1/46[5]	25,705,000	27,412,471
7.00%, 1/20/30	36,673	44,642
11.00%, 10/20/19-7/20/20	18,668	18,763

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 15.352%, 4/16/37[3]	2,115,368	444,387
Series 2011-52, Cl. HS, 4.269%, 4/16/41[3]	3,406,858	641,002

Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, 8%, 2/16/30	474,869	549,480

		29,491,720

Non-Agency—12.1%

Commercial—7.2%

Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.728%, 7/20/36[2]	3,586,621	3,342,749
Series 2014-R7, Cl. 3A1, 2.843%, 3/26/36[1,2]	2,006,281	2,012,617

BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.43%, 9/26/35[1,2]	484,282	485,362
Series 2012-RR2, Cl. 6A3, 2.867%, 9/26/35[1,2]	970,543	966,274
Series 2012-RR6, Cl. RR6, 2.404%, 11/26/36[1]	1,737,948	1,720,839

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[1,3,4]	689,845	21,600

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.664%, 1/25/36[2]	1,080,271	1,009,832

COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.573%, 10/15/45[1,2]	305,000	291,533
Series 2012-CR5, Cl. E, 4.338%, 12/10/45[1,2]	1,705,000	1,539,038
Series 2013-CR7, Cl. D, 4.351%, 3/10/46[1,2]	1,630,000	1,483,645
Series 2014-UBS3, Cl. D, 4.814%, 6/10/47[1,2]	650,000	523,758

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0%, 12/10/45[3,4]	15,866,647	1,174,410

Connecticut Avenue Securities:
Series 2014-C04, Cl. 2M1, 2.546%, 11/25/24[2]	796,952	801,506
Series 2016-C02, Cl. 1M1, 2.596%, 9/25/28[2]	350,853	354,943
Series 2016-C03, Cl. 1M1, 2.446%, 10/25/28[2]	3,479,584	3,506,967

CSMC, Series 2009-13R, Cl. 4A1, 2.739%, 9/26/36[1,2]	36,130	36,224

DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.697%, 11/10/46[1,2]	400,000	410,442

Federal National Mortgage Assn., Alternative Credit Enhancement Securities, Series 2016-M5, Cl. A1, 2.073%, 4/25/26	825,000	828,782

FREMF Mortgage Trust:
Series 2011-K701, Cl. C, 4.286%, 7/25/48[1,2]	3,606,000	3,628,409
Series 2011-K704, Cl. B, 4.69%, 10/25/30[1,2]	2,300,000	2,387,165
Series 2012-K501, Cl. C, 3.324%, 11/25/46[1,2]	2,015,000	2,018,824
Series 2012-K706, Cl. C, 4.028%, 11/25/44[1,2]	3,762,000	3,807,557

7      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

FREMF Mortgage Trust: (Continued)
Series 2012-K707, Cl. C, 3.883%, 1/25/47[1,2]	$4,000,000	$4,055,466
Series 2012-K708, Cl. C, 3.751%, 2/25/45[1,2]	600,000	595,596
Series 2012-K710, Cl. C, 3.821%, 6/25/47[1,2]	4,250,000	4,260,147
Series 2013-K26, Cl. C, 3.599%, 12/25/45[1,2]	1,642,030	1,518,996
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,2]	530,000	475,458
Series 2013-K28, Cl. C, 3.495%, 6/25/46[1,2]	530,000	480,896
Series 2013-K30, Cl. C, 3.557%, 6/25/45[1,2]	855,000	777,439
Series 2013-K502, Cl. C, 3.104%, 3/25/45[1,2]	955,000	957,209
Series 2013-K712, Cl. C, 3.369%, 5/25/45[1,2]	4,200,000	4,220,011
Series 2013-K713, Cl. B, 3.165%, 4/25/46[1,2]	5,000,000	5,023,661
Series 2014-K714, Cl. C, 3.981%, 1/25/47[1,2]	4,000,000	3,879,472
Series 2014-K715, Cl. C, 4.127%, 2/25/46[1,2]	1,435,000	1,398,149

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	1,360,918	1,278,666

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 2.88%, 7/25/35[2]	456,939	450,085

Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0%, 1/17/34[1,3,4]	916,417	9

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Cl. E, 5.192%, 5/15/45[1,2]	1,115,000	1,081,213

JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.827%, 7/25/35[2]	1,096,818	1,095,923

JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.739%, 9/26/36[1,2]	137,298	137,451

JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Cl. D, 4.563%, 8/15/46[1,2]	855,000	778,847

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	82,964	68,630

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.656%, 11/15/45[1,2]	2,355,000	2,273,264
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	1,100,000	1,098,859

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.197%, 11/26/36[1,2]	2,469,910	2,483,927

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.652%, 6/26/46[1,2]	832,324	831,130

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.497%, 7/26/45[1,2]	268,648	267,889

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.602%, 8/25/34[2]	133,878	133,882

Structured Agency Credit Risk Debt Nts.:
Series 2013-DN1, Cl. M1, 3.846%, 7/25/23[2]	3,363,421	3,437,644
Series 2014-DN1, Cl. M2, 2.646%, 2/25/24[2]	2,345,000	2,374,526
Series 2014-HQ2, Cl. M1, 1.896%, 9/25/24[2]	951,637	955,793
Series 2015-DN1, Cl. M1, 1.696%, 1/25/25[2]	239,204	239,343
Series 2015-DNA2, Cl. M2, 3.046%, 12/25/27[2]	2,205,000	2,250,147
Series 2015-DNA3, Cl. M1, 1.796%, 4/25/28[2]	907,879	909,986
Series 2015-DNA3, Cl. M2, 3.296%, 4/25/28[2]	3,360,000	3,450,295
Series 2015-HQA1, Cl. M1, 1.696%, 3/25/28[2]	2,509,959	2,512,822
Series 2016-DNA2, Cl. M1, 1.696%, 10/25/28[2]	3,565,000	3,574,057
Series 2016-DNA2, Cl. M2, 2.646%, 10/25/28[2]	2,055,000	2,066,546
Series 2016-HQA2, Cl. M1, 1.644%, 11/25/28[2,5]	2,055,000	2,058,163

8      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Commercial (Continued)

Structured Agency Credit Risk Debt Nts.: (Continued)
Series 2016-HQA2, Cl. M2, 2.694%, 11/25/28[2,5]	$2,180,000	$2,190,500

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 4.886%, 5/10/63[1,2]	380,000	361,929

WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.453%, 12/15/45[1,2]	1,525,000	1,417,058
Series 2012-C7, Cl. E, 4.837%, 6/15/45[1,2]	710,000	681,067
Series 2013-C11, Cl. D, 4.178%, 3/15/45[1,2]	651,000	594,132
Series 2013-C15, Cl. D, 4.479%, 8/15/46[1,2]	1,250,000	1,105,930

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,3,4]	9,895,817	481,958

		102,636,647

Multi-Family—2.4%

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K042, Cl. A2, 2.67%, 12/25/24	1,190,000	1,227,110
Series K046, Cl. A2, 3.205%, 3/25/25	775,000	829,656
Series K048, Cl. A2, 3.284%, 6/25/25[2]	6,000,000	6,458,353
Series K049, Cl. A2, 3.01%, 7/25/25	3,485,000	3,675,530
Series K050, Cl. A2, 3.334%, 8/25/25[2]	3,000,000	3,247,844
Series K052, Cl. A1, 2.598%, 1/25/25	4,487,543	4,621,340
Series K053, Cl. A1, 2.548%, 2/25/25	3,130,557	3,195,484
Series K053, Cl. A2, 2.995%, 12/25/25	4,000,000	4,214,774
Series K054, Cl. A1, 2.30%, 1/25/25	5,736,331	5,810,360

		33,280,451

Residential—2.5%

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 3.09%, 3/25/35[2]	2,021,858	2,021,817
Series 2005-9, Cl. A1, 2.66%, 10/25/35[2]	811,381	784,477
Series 2006-1, Cl. A1, 2.58%, 2/25/36[2]	1,966,871	1,925,007

CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	1,495,669	1,455,856
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,366,638	1,350,569

Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 2.87%, 10/25/35[2]	3,770,779	3,735,223
Series 2012-8, Cl. 1A1, 2.899%, 10/25/35[1,2]	1,827,879	1,823,412

HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.756%, 7/25/35[2]	418,742	396,273

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.756%, 12/25/34[2]	113,729	113,494

RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	11,577	9,203

WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 2.536%, 10/25/33[2]	528,350	537,199
Series 2005-AR14, Cl. 1A4, 2.527%, 12/25/35[2]	180,638	174,473
Series 2005-AR16, Cl. 1A1, 2.564%, 12/25/35[2]	767,094	719,378

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 2.765%, 2/25/35[2]	2,500,472	2,489,199
Series 2005-AR10, Cl. 1A1, 2.857%, 6/25/35[2]	2,487,189	2,528,406
Series 2005-AR13, Cl. 1A5, 2.856%, 5/25/35[2]	2,784,371	2,791,134
Series 2005-AR15, Cl. 1A2, 2.736%, 9/25/35[2]	2,308,220	2,243,936

9      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Residential (Continued)

Wells Fargo Mortgage-Backed Securities Trust: (Continued)
Series 2005-AR4, Cl. 2A2, 2.979%, 4/25/35[2]	$3,945,884	$3,944,911
Series 2006-AR10, Cl. 5A5, 2.916%, 7/25/36[2]	2,164,820	2,089,207
Series 2006-AR7, Cl. 2A4, 3.086%, 5/25/36[2]	22,056	20,988
Series 2006-AR8, Cl. 2A1, 2.811%, 4/25/36[2]	3,872,070	3,781,003
Series 2006-AR8, Cl. 2A4, 2.811%, 4/25/36[2]	392,237	383,012

		35,318,177

Total Mortgage-Backed Obligations (Cost $440,245,684)		446,596,672

U.S. Government Obligations—1.6%

Federal Home Loan Bank Nts., 0.875%, 6/29/18	1,190,000	1,187,393

Federal Home Loan Mortgage Corp. Nts., 1.125%, 4/15/19	7,117,000	7,118,153

Federal National Mortgage Assn. Nts., 0.875%, 3/28/18	1,185,000	1,183,717

United States Treasury Nts.:
1.75%, 10/31/20[7]	9,948,000	10,123,453
2.50%, 8/15/23[8]	3,266,000	3,451,306

Total U.S. Government Obligations (Cost $22,766,759)		23,064,022

Corporate Bonds and Notes—57.9%

Consumer Discretionary—8.7%

Auto Components—0.2%

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	2,111,000	2,108,750

Automobiles—2.8%

American Honda Finance Corp., 1.70% Sr. Unsec. Nts., 2/22/19	4,007,000	4,043,500

Daimler Finance North America LLC:
2.00% Sr. Unsec. Nts., 8/3/18[1]	2,225,000	2,243,743
2.25% Sr. Unsec. Nts., 3/2/20[1]	2,100,000	2,114,068
2.45% Sr. Unsec. Nts., 5/18/20[1]	1,600,000	1,619,807

Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	1,500,000	1,501,638
2.24% Sr. Unsec. Nts., 6/15/18	4,000,000	4,022,644
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,999,196

General Motors Co., 3.50% Sr. Unsec. Nts., 10/2/18	3,000,000	3,078,129

General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 1/15/20	2,600,000	2,628,673

Harley-Davidson Financial Services, Inc., 2.15% Sr. Unsec. Nts., 2/26/20[1]	1,600,000	1,608,294

Harley-Davidson Funding Corp., 6.80% Sr. Unsec. Nts., 6/15/18[1]	3,000,000	3,301,014

Hyundai Capital America, 2.40% Sr. Unsec. Nts., 10/30/18[1]	3,200,000	3,232,192

Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,635,750

Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	1,682,000	1,683,214

Nissan Motor Acceptance Corp., 2% Sr. Unsec. Nts., 3/8/19[1]	2,516,000	2,528,024

		39,239,886

10      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Hotels, Restaurants & Leisure—0.7%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/21	$2,850,000	$2,954,176

Marriott International, Inc., 3% Sr. Unsec. Nts., 3/1/19	3,000,000	3,062,964

McDonald’s Corp., 2.10% Sr. Unsec. Nts., 12/7/18	3,300,000	3,351,193

Wyndham Worldwide Corp., 2.95% Sr. Unsec. Nts., 3/1/17	610,000	615,691

		9,984,024

Household Durables—0.8%

DR Horton, Inc., 3.625% Sr. Unsec. Nts., 2/15/18	1,150,000	1,174,437

Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18	2,300,000	2,366,700

Newell Brands, Inc., 2.60% Sr. Unsec. Nts., 3/29/19	1,000,000	1,019,553

Newell Rubbermaid, Inc., 2.875% Sr. Unsec. Nts., 12/1/19	3,115,000	3,180,568

Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,650,000	2,756,000

Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	545,000	546,192
1.65% Sr. Unsec. Nts., 11/1/17	585,000	588,185

		11,631,635

Internet & Catalog Retail—0.1%

QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19	2,000,000	2,033,634

Leisure Equipment & Products—0.3%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	4,160,000	4,153,090

Media—2.6%

CBS Corp., 2.30% Sr. Unsec. Nts., 8/15/19	4,200,000	4,245,465

Charter Communications Operating LLC/Charter Communications Operating Capital, 3.579% Sr. Sec. Nts., 7/23/20[1]	1,800,000	1,854,176

Interpublic Group of Cos, Inc. (The), 2.25% Sr. Unsec. Nts., 11/15/17	2,460,000	2,464,042

Omnicom Group, Inc., 4.45% Sr. Unsec. Nts., 8/15/20	2,370,000	2,593,024

Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,188,838

Scripps Networks Interactive, Inc.:
2.70% Sr. Unsec. Nts., 12/15/16	1,200,000	1,209,944
2.75% Sr. Unsec. Nts., 11/15/19	4,100,000	4,147,306

Sky plc:
2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,912,772
6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,140,984

Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,800,000	3,808,170

Time Warner Cable, Inc., 4% Sr. Unsec. Nts., 9/1/21	3,600,000	3,751,366

Time Warner, Inc., 2.10% Sr. Unsec. Nts., 6/1/19	2,036,000	2,053,100

Viacom, Inc., 2.75% Sr. Unsec. Nts., 12/15/19	4,090,000	4,130,291

		36,499,478

Specialty Retail—1.1%

AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,044,044

AutoZone, Inc., 1.30% Sr. Unsec. Nts., 1/13/17	4,000,000	4,006,088

Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	4,256,000	4,463,480

L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	2,300,000	2,573,125

		15,086,737

11      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Textiles, Apparel & Luxury Goods—0.1%

Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	$1,900,000	$1,960,572

Consumer Staples—4.7%

Beverages—1.6%

Anheuser-Busch InBev Finance, Inc., 1.90% Sr. Unsec. Nts., 2/1/19	7,899,000	7,939,909

Beam Suntory, Inc., 1.875% Sr. Unsec. Nts., 5/15/17	348,000	349,361

Coca-Cola Co. (The), 1.375% Sr. Unsec. Nts., 5/30/19	2,000,000	2,003,462

Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	2,655,000	2,754,563

FBG Finance Pty Ltd., 7.875% Sr. Unsec. Nts., 6/1/16[1]	2,200,000	2,200,000

Molson Coors Brewing Co., 2% Sr. Unsec. Nts., 5/1/17	2,000,000	2,012,402

Pernod Ricard SA, 2.95% Sr. Unsec. Nts., 1/15/17[1]	3,345,000	3,381,323

SABMiller Holdings, Inc., 2.45% Sr. Unsec. Nts., 1/15/17[1]	1,800,000	1,813,939

		22,454,959

Food & Staples Retailing—0.7%

CVS Health Corp., 2.80% Sr. Unsec. Nts., 7/20/20	2,800,000	2,881,729

Delhaize Group, 6.50% Sr. Unsec. Nts., 6/15/17	858,000	900,234

Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	1,254,000	1,261,000
6.80% Sr. Unsec. Nts., 12/15/18	1,870,000	2,102,063

Sysco Corp., 2.60% Sr. Unsec. Nts., 10/1/20	1,785,000	1,819,759

Walgreens Boots Alliance, Inc., 1.75% Sr. Unsec. Nts., 5/30/18	1,170,000	1,171,830

		10,136,615

Food Products—1.2%

Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	3,940,000	4,628,566

JM Smucker Co. (The), 2.50% Sr. Unsec. Nts., 3/15/20	2,000,000	2,038,614

Kraft Heinz Foods Co.:
2.25% Sr. Unsec. Nts., 6/5/17	2,500,000	2,524,578
2.80% Sr. Unsec. Nts., 7/2/20[1]	3,000,000	3,080,298

Mead Johnson Nutrition Co., 3% Sr. Unsec. Nts., 11/15/20	1,000,000	1,028,015

Tyson Foods, Inc., 2.65% Sr. Unsec. Nts., 8/15/19	4,000,000	4,098,392

		17,398,463

Tobacco—1.2%

Altria Group, Inc., 2.625% Sr. Unsec. Nts., 1/14/20	2,500,000	2,573,125

BAT International Finance plc, 2.125% Sr. Unsec. Nts., 6/7/17[1]	3,000,000	3,026,286

Imperial Tobacco Finance plc, 2.95% Sr. Unsec. Nts., 7/21/20[1]	3,000,000	3,084,318

Philip Morris International, Inc., 1.375% Sr. Unsec. Nts., 2/25/19	3,384,000	3,386,311

Reynolds American, Inc.:
3.25% Sr. Unsec. Nts., 6/12/20	2,032,000	2,119,376
8.125% Sr. Unsec. Nts., 6/23/19	1,650,000	1,949,817

		16,139,233

Energy—6.4%

Energy Equipment & Services—0.7%

Cameron International Corp., 1.15% Sr. Unsec. Nts., 12/15/16	3,250,000	3,249,971

Nabors Industries, Inc., 2.35% Sr. Unsec. Nts., 9/15/16	3,400,000	3,401,900

Schlumberger Holdings Corp., 3% Sr. Unsec. Nts., 12/21/20[1]	3,000,000	3,077,484

		9,729,355

12      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Oil, Gas & Consumable Fuels—5.7%

Anadarko Petroleum Corp., 6.375% Sr. Unsec. Nts., 9/15/17	$417,000	$438,906

Apache Corp., 6.90% Sr. Unsec. Nts., 9/15/18	1,900,000	2,064,565

BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	3,162,000	3,161,817

Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	3,450,000	3,466,432

Chevron Corp.:
1.718% Sr. Unsec. Nts., 6/24/18	3,400,000	3,420,213
2.10% Sr. Unsec. Nts., 5/16/21	2,750,000	2,750,429

Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18	2,000,000	1,997,470

ConocoPhillips Co., 1.50% Sr. Unsec. Nts., 5/15/18	3,500,000	3,476,340

DCP Midstream LLC, 9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,389,375

DCP Midstream Operating LP, 2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,800,000	2,744,000

Devon Energy Corp., 2.25% Sr. Unsec. Nts., 12/15/18	1,186,000	1,139,078

Enbridge Energy Partners LP, 5.875% Sr. Unsec. Nts., 12/15/16	1,000,000	1,021,649

Enbridge, Inc., 5.60% Sr. Unsec. Nts., 4/1/17	2,650,000	2,731,461

Energy Transfer Partners LP:
4.15% Sr. Unsec. Nts., 10/1/20	3,000,000	2,961,042
6.125% Sr. Unsec. Nts., 2/15/17	1,700,000	1,748,362

EOG Resources, Inc.:
5.875% Sr. Unsec. Nts., 9/15/17	2,150,000	2,267,272
6.875% Sr. Unsec. Nts., 10/1/18	1,000,000	1,106,922

EQT Corp., 5.15% Sr. Unsec. Nts., 3/1/18	1,955,000	1,986,145

Hiland Partners Holdings LLC/ Hiland Partners Finance Corp., 7.25% Sr. Unsec. Nts., 10/1/20[1]	1,950,000	2,037,379

Husky Energy, Inc., 6.20% Sr. Unsec. Nts., 9/15/17	1,466,000	1,524,397

Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	3,400,000	3,576,440

Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,523,740

Marathon Oil Corp., 6% Sr. Unsec. Nts., 10/1/17	3,300,000	3,398,488

NuStar Logistics LP, 8.15% Sr. Unsec. Nts., 4/15/18	2,950,000	3,127,000

Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	1,989,000	1,986,681

Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	1,018,000	1,054,365

Plains All American Pipeline LP/PAA Finance Corp.:
2.60% Sr. Unsec. Nts., 12/15/19	1,900,000	1,804,154
6.125% Sr. Unsec. Nts., 1/15/17	2,800,000	2,877,328

QEP Resources, Inc., 6.05% Sr. Unsec. Nts., 9/1/16	1,550,000	1,565,112

Shell International Finance BV, 1.375% Sr. Unsec. Nts., 5/10/19	3,604,000	3,584,322

Spectra Energy Partners LP, 2.95% Sr. Unsec. Nts., 9/25/18	2,000,000	2,027,174

Total Capital Canada Ltd., 1.45% Sr. Unsec. Nts., 1/15/18	3,400,000	3,409,428

TransCanada PipeLines Ltd., 1.625% Sr. Unsec. Nts., 11/9/17	3,163,000	3,158,490

Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,473,130

		80,999,106

Financials—13.4%

Capital Markets—1.4%

Credit Suisse AG (New York), 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	4,044,536

E*TRADE Financial Corp., 5.375% Sr. Unsec. Nts., 11/15/22	2,850,000	2,992,500

13      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Capital Markets (Continued)

Goldman Sachs Group, Inc. (The), 2.60% Sr. Unsec. Nts., 4/23/20	$4,200,000	$4,244,827

Lazard Group LLC, 6.85% Sr. Unsec. Nts., 6/15/17	1,164,000	1,220,961

Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,018,162

Morgan Stanley, 2.65% Sr. Unsec. Nts., 1/27/20	5,000,000	5,079,400

		19,600,386

Commercial Banks—6.2%

Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	2,200,000	2,193,523
2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,277,503
2.625% Sr. Unsec. Nts., 10/19/20	1,300,000	1,308,500

Branch Banking & Trust Co., 1.45% Sr. Unsec. Nts., 5/10/19	4,100,000	4,081,890

Citigroup, Inc.:
1.80% Sr. Unsec. Nts., 2/5/18	2,100,000	2,103,131
2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,351,790

Citizens Bank NA (Providence RI), 2.30% Sr. Unsec. Nts., 12/3/18	5,000,000	5,027,555

Fifth Third Bancorp, 2.30% Sr. Unsec. Nts., 3/1/19	3,000,000	3,037,716

First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,000,000	3,011,346

HSBC USA, Inc., 1.625% Sr. Unsec. Nts., 1/16/18	4,000,000	4,000,236

JPMorgan Chase & Co., 2.25% Sr. Unsec. Nts., 1/23/20	4,200,000	4,217,124

KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	5,097,780

Lloyds Bank plc, 1.75% Sr. Unsec. Nts., 5/14/18	2,700,000	2,696,660

Lloyds Banking Group plc, 6.267% Jr. Sub. Perpetual Bonds[1,2,9]	3,200,000	3,104,000

National Rural Utilities Cooperative Finance Corp., 1.65% Sec. Nts., 2/8/19	2,000,000	2,008,426

PNC Bank NA, 1.95% Sr. Unsec. Nts., 3/4/19	5,000,000	5,048,275

Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[1,2,9]	4,900,000	4,921,462

Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	1,134,000	1,140,084

Regions Financial Corp., 2% Sr. Unsec. Nts., 5/15/18	3,800,000	3,800,707

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds[2,9]	2,800,000	2,709,000

Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,9]	2,860,000	2,910,050

SunTrust Banks, Inc., 2.35% Sr. Unsec. Nts., 11/1/18	4,050,000	4,099,232

Svenska Handelsbanken AB, 2.40% Sr. Unsec. Nts., 10/1/20	4,000,000	4,056,636

US Bank NA (Cincinnati, OH), 1.45% Sr. Unsec. Nts., 1/29/18	5,336,000	5,355,887

Wells Fargo & Co., 2.60% Sr. Unsec. Nts., 7/22/20	5,700,000	5,816,274

		88,374,787

Consumer Finance—1.2%

Ally Financial, Inc., 3.25% Sr. Unsec. Nts., 11/5/18	3,400,000	3,395,750

American Express Co., 6.80% Sub. Nts., 9/1/66[2]	4,700,000	4,717,625

Capital One NA (Mclean VA), 2.40% Sr. Unsec. Nts., 9/5/19	4,000,000	4,030,096

Discover Bank (Greenwood DE), 3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,527,338

Synchrony Financial, 2.70% Sr. Unsec. Nts., 2/3/20	3,423,000	3,421,733

		17,092,542

14      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Diversified Financial Services—1.1%

Berkshire Hathaway Finance Corp., 1.45% Sr. Unsec. Nts., 3/7/18	$3,000,000	$3,018,783

INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	2,834,750

S&P Global, Inc.:
2.50% Sr. Unsec. Nts., 8/15/18	717,000	730,833
5.90% Sr. Unsec. Nts., 11/15/17	2,000,000	2,107,608

Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	2,236,000	2,238,442

Voya Financial, Inc., 2.90% Sr. Unsec. Nts., 2/15/18	4,000,000	4,055,588

		14,986,004

Insurance—1.4%

AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,110,261

Boardwalk Pipelines LP, 5.50% Sr. Unsec. Nts., 2/1/17	3,300,000	3,334,039

Chubb INA Holdings, Inc., 2.30% Sr. Unsec. Nts., 11/3/20	2,000,000	2,035,686

MetLife, Inc., 1.903% Sr. Unsec. Nts., 12/15/17	3,000,000	3,023,220

Pricoa Global Funding I, 2.20% Sr. Sec. Nts., 5/16/19[1]	3,400,000	3,458,939

TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,575,092

		19,537,237

Real Estate Investment Trusts (REITs)—1.9%

American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	500,000	505,341
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,186,540

Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	2,989,000	3,122,734

Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20	2,600,000	2,691,000

Highwoods Realty LP, 5.85% Sr. Unsec. Nts., 3/15/17	2,635,000	2,716,632

Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	2,777,000	2,835,109

Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	560,751

Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,259,369

Simon Property Group LP, 1.50% Sr. Unsec. Nts., 2/1/18[1]	1,059,000	1,060,027

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	4,533,000	4,527,751

Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,752,823

Vornado Realty LP, 2.50% Sr. Unsec. Nts., 6/30/19	2,600,000	2,627,765

		26,845,842

Real Estate Management & Development—0.2%

Brookfield Asset Management, Inc., 5.80% Sr. Unsec. Nts., 4/25/17	2,471,000	2,557,668

Health Care—5.6%

Biotechnology—1.4%

AbbVie, Inc.:
1.75% Sr. Unsec. Nts., 11/6/17	2,620,000	2,626,487
1.80% Sr. Unsec. Nts., 5/14/18	2,700,000	2,706,132
2.30% Sr. Unsec. Nts., 5/14/21	3,000,000	2,986,707

Amgen, Inc., 2.50% Sr. Unsec. Nts., 11/15/16	2,600,000	2,617,529

Biogen, Inc., 2.90% Sr. Unsec. Nts., 9/15/20	5,400,000	5,564,187

15      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Biotechnology (Continued)

Celgene Corp., 2.875% Sr. Unsec. Nts., 8/15/20	$3,400,000	$3,482,175

		19,983,217

Health Care Equipment & Supplies—1.2%

Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	2,125,000	2,130,839
2.675% Sr. Unsec. Nts., 12/15/19	2,000,000	2,042,694

Boston Scientific Corp.:
2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	3,075,108
5.125% Sr. Unsec. Nts., 1/12/17	2,560,000	2,616,622

Stryker Corp., 2.625% Sr. Unsec. Nts., 3/15/21	3,400,000	3,459,745

Zimmer Biomet Holdings, Inc., 2.70% Sr. Unsec. Nts., 4/1/20	3,700,000	3,751,408

		17,076,416

Health Care Providers & Services—0.8%

Cardinal Health, Inc., 1.95% Sr. Unsec. Nts., 6/15/18	3,000,000	3,024,687

Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	2,100,000	2,117,739

Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,310,000	3,352,984

Universal Health Services, Inc., 7.125% Sr. Sec. Nts., 6/30/16	1,980,000	1,987,425

		10,482,835

Life Sciences Tools & Services—0.4%

Life Technologies Corp., 6% Sr. Unsec. Nts., 3/1/20	3,300,000	3,695,861

Thermo Fisher Scientific, Inc.:
1.30% Sr. Unsec. Nts., 2/1/17	898,000	897,974
2.15% Sr. Unsec. Nts., 12/14/18	1,283,000	1,293,268

		5,887,103

Pharmaceuticals—1.8%

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,350,000	1,346,165
2.35% Sr. Unsec. Nts., 3/12/18	5,000,000	5,042,370

AstraZeneca plc, 5.90% Sr. Unsec. Nts., 9/15/17	3,095,000	3,277,964

Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,989,000	2,921,747

Mylan NV, 3.15% Sr. Unsec. Nts., 6/15/21[1,5]	3,500,000	3,495,940

Mylan, Inc., 1.80% Sr. Unsec. Nts., 6/24/16	3,355,000	3,356,664

Perrigo Co. plc, 2.30% Sr. Unsec. Nts., 11/8/18	1,370,000	1,364,952

Perrigo Finance Unlimited Co., 3.50% Sr. Unsec. Nts., 3/15/21	3,000,000	3,053,784

Wm Wrigley Jr Co., 1.40% Sr. Unsec. Nts., 10/21/16[1]	1,750,000	1,753,232

		25,612,818

Industrials—5.2%

Aerospace & Defense—1.0%

BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	5,071,225

L-3 Communications Corp., 1.50% Sr. Unsec. Nts., 5/28/17	907,000	907,197

Lockheed Martin Corp., 2.50% Sr. Unsec. Nts., 11/23/20	5,000,000	5,095,190

Rolls-Royce plc, 2.375% Sr. Unsec. Nts., 10/14/20[1]	2,600,000	2,632,835

		13,706,447

16      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Building Products—0.3%

Fortune Brands Home & Security, Inc., 3% Sr. Unsec. Nts., 6/15/20	$2,700,000	$2,734,466

Owens Corning, 6.50% Sr. Unsec. Nts., 12/1/16	1,279,000	1,300,208

		4,034,674

Commercial Services & Supplies—0.4%

Pitney Bowes, Inc., 4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,093,672

Republic Services, Inc., 5% Sr. Unsec. Nts., 3/1/20	2,800,000	3,073,244

		5,166,916

Industrial Conglomerates—0.4%

Danaher Corp., 2.40% Sr. Unsec. Nts., 9/15/20	3,000,000	3,093,942

Roper Technologies, Inc., 3% Sr. Unsec. Nts., 12/15/20	3,300,000	3,382,226

		6,476,168

Machinery—1.2%

CNH Industrial Capital LLC, 3.25% Sr. Unsec. Nts., 2/1/17	2,600,000	2,619,500

Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	2,500,000	2,557,902

Ingersoll-Rand Global Holding Co. Ltd., 2.875% Sr. Unsec. Nts., 1/15/19	3,490,000	3,596,386

Pentair Finance SA, 3.625% Sr. Unsec. Nts., 9/15/20	5,000,000	5,028,450

Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	3,928,000	4,002,636

		17,804,874

Professional Services—0.4%

Equifax, Inc., 6.30% Sr. Unsec. Nts., 7/1/17	3,111,000	3,265,060

Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	2,645,000	2,717,737

		5,982,797

Road & Rail—1.1%

ERAC USA Finance LLC, 6.375% Sr. Unsec. Nts., 10/15/17[1]	2,994,000	3,184,356

Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05% Sr. Unsec. Nts., 1/9/20[1]	750,000	756,168
3.20% Sr. Unsec. Nts., 7/15/20[1]	5,150,000	5,213,566

Ryder System, Inc.:
2.50% Sr. Unsec. Nts., 3/1/17	1,900,000	1,915,730
2.65% Sr. Unsec. Nts., 3/2/20	2,000,000	2,002,912
2.875% Unsec. Nts., 9/1/20	2,000,000	2,015,556

		15,088,288

Trading Companies & Distributors—0.4%

Air Lease Corp., 2.125% Sr. Unsec. Nts., 1/15/18	3,000,000	3,003,750

International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,755,000	2,951,294

		5,955,044

Information Technology—3.0%

Electronic Equipment, Instruments, & Components—0.5%

Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	2,300,000	2,295,336

Arrow Electronics, Inc., 6% Sr. Unsec. Nts., 4/1/20	495,000	545,548

Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	3,998,448

		6,839,332

17      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Internet Software & Services—0.2%

IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	$2,226,000	$2,287,215

IT Services—0.8%

Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,066,000	2,056,341
2.85% Sr. Unsec. Nts., 10/15/18	3,141,000	3,194,347

Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,242,847

Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	900,000	905,572
6.75% Sr. Unsec. Nts., 2/1/17	452,000	465,861

		10,864,968

Semiconductors & Semiconductor Equipment—0.2%

Altera Corp., 1.75% Sr. Unsec. Nts., 5/15/17	2,400,000	2,420,436

NXP BV/NXP Funding LLC, 3.50% Sr. Unsec. Nts., 9/15/16[1]	1,251,000	1,255,395

		3,675,831

Software—0.4%

Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,500,000	2,501,317
3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	3,046,611

		5,547,928

Technology Hardware, Storage & Peripherals—0.9%

Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,523,000

Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42% Sr. Sec. Nts., 6/15/21[1,5]	4,100,000	4,190,684

Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17[1]	2,552,000	2,575,165
3.60% Sr. Unsec. Nts., 10/15/20[1]	3,200,000	3,290,854

		12,579,703

Materials—3.8%

Chemicals—1.5%

Airgas, Inc., 3.05% Sr. Unsec. Nts., 8/1/20	2,300,000	2,353,457

Albemarle Corp., 3% Sr. Unsec. Nts., 12/1/19	2,000,000	2,008,524

CF Industries, Inc., 6.875% Sr. Unsec. Nts., 5/1/18	4,200,000	4,553,451

Eastman Chemical Co.:
2.40% Sr. Unsec. Nts., 6/1/17	815,000	822,170
2.70% Sr. Unsec. Nts., 1/15/20	4,950,000	5,034,719

LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	2,100,000	2,254,098

Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	2,600,000	2,433,322

RPM International, Inc., 6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,138,664

		21,598,405

Construction Materials—0.1%

CRH America, Inc., 6% Sr. Unsec. Nts., 9/30/16	1,504,000	1,522,009

Containers & Packaging—0.6%

Packaging Corp. of America, 6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,554,719

Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	2,600,000	2,686,125

WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,292,275

		8,533,119

18      OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Metals & Mining—1.6%

Alcoa, Inc., 5.55% Sr. Unsec. Nts., 2/1/17	$3,000,000	$3,082,500

BHP Billiton Finance USA Ltd., 1.625% Sr. Unsec. Nts., 2/24/17	3,400,000	3,407,150

Freeport-McMoRan, Inc., 2.15% Sr. Unsec. Nts., 3/1/17	3,500,000	3,482,500

Glencore Finance Canada Ltd.:
2.70% Sr. Unsec. Nts., 10/25/17[1]	2,000,000	1,990,676
3.60% Sr. Unsec. Nts., 1/15/17[1]	2,700,000	2,713,913

Glencore Funding LLC, 2.50% Sr. Unsec. Nts., 1/15/19[1]	1,400,000	1,330,000

Goldcorp, Inc., 2.125% Sr. Unsec. Nts., 3/15/18	3,400,000	3,389,531

Teck Resources Ltd.:
2.50% Sr. Unsec. Nts., 2/1/18	2,200,000	2,227,500
3.15% Sr. Unsec. Nts., 1/15/17	1,000,000	1,012,910

		22,636,680

Telecommunication Services—2.5%

Diversified Telecommunication Services—2.2%

AT&T, Inc.:
2.40% Sr. Unsec. Nts., 3/15/17	3,088,000	3,118,374
5.80% Sr. Unsec. Nts., 2/15/19	3,700,000	4,089,258
5.875% Sr. Unsec. Nts., 10/1/19	1,900,000	2,139,919

British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,143,920

CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	2,100,000	2,160,375

Deutsche Telekom International Finance BV:
2.25% Sr. Unsec. Nts., 3/6/17[1]	2,275,000	2,296,069
6.75% Sr. Unsec. Nts., 8/20/18	2,800,000	3,122,809

Frontier Communications Corp.:
8.50% Sr. Unsec. Nts., 4/15/20	1,830,000	1,937,512
8.875% Sr. Unsec. Nts., 9/15/20[1]	1,000,000	1,065,000

Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	1,900,000	2,139,875

Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,212,258

Verizon Communications, Inc., 4.50% Sr. Unsec. Nts., 9/15/20	3,800,000	4,172,145

		31,597,514

Wireless Telecommunication Services—0.3%

Rogers Communications, Inc., 6.80% Sr. Unsec. Nts., 8/15/18	3,650,000	4,040,831

Utilities—4.6%

Electric Utilities—3.0%

Cleveland Electric Illuminating Co. (The), 8.875% Sec. Nts., 11/15/18	3,100,000	3,603,459

Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	4,314,000	4,441,168

EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	3,350,000	3,538,019

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,750,000	2,910,075

Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	2,500,000	2,726,570

Exelon Generation Co. LLC, 6.20% Sr. Unsec. Nts., 10/1/17	2,472,000	2,614,261

Great Plains Energy, Inc., 6.875% Sr. Unsec. Nts., 9/15/17	2,368,000	2,483,634

Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,188,424

ITC Holdings Corp., 6.05% Sr. Unsec. Nts., 1/31/18[1]	1,725,000	1,827,124

Kentucky Power Co., 6% Sr. Unsec. Nts., 9/15/17[1]	1,106,000	1,161,396

19      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Electric Utilities (Continued)

NextEra Energy Capital Holdings, Inc., 2.40% Sr. Unsec. Nts., 9/15/19	$3,400,000	$3,443,809

PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19	2,750,000	2,792,056

Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	815,276

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,482,003

Southern Co. (The), 1.55% Sr. Unsec. Nts., 7/1/18	3,350,000	3,354,616

Southwestern Electric Power Co., 5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,618,202

		42,000,092

Independent Power and Renewable Electricity Producers—0.4%

Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	3,172,000	3,177,202

IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	2,750,000	2,791,250

		5,968,452

Multi-Utilities—1.2%

CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,175,000	2,233,657

CMS Energy Corp., 6.55% Sr. Unsec. Nts., 7/17/17	4,416,000	4,663,526

Dominion Resources, Inc., 2.962% Jr. Sub. Nts., 7/1/19[2]	3,000,000	3,013,125

Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,134,152

NiSource Finance Corp., 6.80% Sr. Unsec. Nts., 1/15/19	2,325,000	2,611,924

TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	2,838,000	3,010,868

		17,667,252

Total Corporate Bonds and Notes (Cost $812,802,320)		819,166,931

Short-Term Notes—3.9%

Amphenol Corp., 0.72%, 6/20/16	2,700,000	2,698,974

Bacardi Corp., 0.78%, 6/22/16[10]	6,100,000	6,097,225

BAT International Finance plc, 0.76%, 6/16/16[10]	6,100,000	6,098,068

Bell Canada, 0.77%, 6/23/16[10]	6,100,000	6,097,130

Deutsche Telecom AG, 0.70%, 6/2/16	2,700,000	2,699,947

Duke Energy Corp., 0.67%, 6/3/16[10]	2,700,000	2,699,900

Hitachi Capital America, 0.961%, 6/1/16	6,100,000	6,100,000

Nissan Motor Acceptance Corp., 0.68%, 6/3/16[10]	2,700,000	2,699,898

Potash Corp., 0.72%, 6/13/16[10]	6,100,000	6,098,536

Sempra Energy, 0.901%, 6/14/16[10]	6,100,000	6,098,017

Southern Power, 0.77%, 6/16/16[10]	2,000,000	1,999,358

Telus Corp., 0.74%, 6/15/16[1]	6,100,000	6,098,245

Total Short-Term Notes (Cost $55,485,298)		55,485,298

20      OPPENHEIMER LIMITED-TERM BOND FUND

	Counter-		Exercise Expiration
	party		Price	Date		Contracts	Value

Over-the-Counter Options Purchased—0.1%

iShares iBoxx $ High Yield Corporate Bond Exchange Traded Fund Call[11]	CITNA-B	USD	83.000	9/16/16	USD	3,308	$422,795

iShares iBoxx $ High Yield Corporate Bond Exchange Traded Fund Call[11]	BOA	USD	83.000	9/16/16	USD	3,308	422,796

iShares iBoxx $ High Yield Corporate Bond Exchange Traded Fund Call[11]	GSG	USD	84.000	6/17/16	USD	8,660	225,766

Total Over-the-Counter Options Purchased (Cost $1,077,010)							1,071,357

	Shares

Investment Company—7.0%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[12,13] (Cost $99,635,773)	99,635,773	$99,635,773

Total Investments, at Value (Cost $1,596,835,459)	113.7%	1,610,167,995

Net Other Assets (Liabilities)	(13.7)	(194,278,460)

Net Assets	100.0%	$1,415,889,535

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $289,447,135 or 20.44% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $10,729,469 or 0.76% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

21      OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $77,449 or 0.01% of the Fund’s net assets at period end.

7. All or a portion of the security position has been pledged for collateral in association with forward roll transactions.

See Note 4 of the accompanying Notes.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,668,263. See Note 6 of the accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

10. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $37,888,132 or 2.68% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

11. Non-income producing security.

12. Rate shown is the 7-day yield at period end.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2015	Gross Additions	Gross Reductions	Shares May 31, 2016

Oppenheimer Institutional Money Market Fund, Cl. E	61,867,197	586,514,468	548,745,892	99,635,773

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$99,635,773	$364,219

Futures Contracts as of May 31, 2016
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Buy	9/21/16	36	$5,879,250	$16,822
United States Treasury Nts., 2 yr.	CBT	Buy	9/30/16	774	168,659,438	56,552
United States Treasury Nts., 5 yr.	CBT	Sell	9/30/16	145	17,416,992	(26,675)
United States Treasury Nts., 10 yr.	CBT	Sell	9/21/16	1,550	201,015,625	(300,418)

						$(253,719)

Glossary:
Counterparty Abbreviations
BOA	Bank of America NA
CINTA-B	Citibank NA
GSG	Goldman Sachs Group, Inc. (The)

Exchange Abbreviations
CBT	Chicago Board of Trade

22      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2016 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

23      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies

24      OPPENHEIMER LIMITED-TERM BOND FUND

3. Securities Valuation (Continued)

described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

25      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$165,147,942	$—	$165,147,942
Mortgage-Backed Obligations	—	446,506,442	90,230	446,596,672
U.S. Government Obligations	—	23,064,022	—	23,064,022
Corporate Bonds and Notes	—	819,166,931	—	819,166,931
Short-Term Notes	—	55,485,298	—	55,485,298
Over-the-Counter Options Purchased	—	1,071,357	—	1,071,357
Investment Company	99,635,773	—	—	99,635,773

Total Investments, at Value	99,635,773	1,510,441,992	90,230	1,610,167,995
Other Financial Instruments:
Futures contracts	73,374	—	—	73,374

Total Assets	$99,709,147	$1,510,441,992	$90,230	$1,610,241,369

Other Financial Instruments:
Futures contracts	$(327,093)	$—	$—	$(327,093)

Total Liabilities	$(327,093)	$—	$—	$(327,093)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

26      OPPENHEIMER LIMITED-TERM BOND FUND

4. Investments and Risks (Continued)

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$220,293,422
Sold securities	511,525

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and

27      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the Fund pledged $30,529 of collateral to the counterparty for forward roll transactions.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.

28      OPPENHEIMER LIMITED-TERM BOND FUND

5. Market Risk Factors (Continued)

Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or

29      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $266,916,713 and $264,243,857 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the

30      OPPENHEIMER LIMITED-TERM BOND FUND

6. Use of Derivatives (Continued)

annual and semiannual reports.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $209,508 and $3,485 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to

31      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $8,789,500 on interest rate swaps which pay a fixed rate.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no such interest rate swap agreements outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $1,187,776.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the

32      OPPENHEIMER LIMITED-TERM BOND FUND

6. Use of Derivatives (Continued)

event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

33      OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,596,838,992
Federal tax cost of other investments	(43,640,211)

Total federal tax cost	$1,553,198,781

Gross unrealized appreciation	$20,482,637
Gross unrealized depreciation	(7,407,353)

Net unrealized appreciation	$13,075,284

34      OPPENHEIMER LIMITED-TERM BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	7/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	7/13/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date:	7/13/2016